Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
	Jun. 30, 2020 USD ($) Number	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Reverse stock split	A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effected on July 30, 2020 (the "Reverse Stock Split").
Cash equivalents
Cash and cash equivalents	286,795	$ 1,279,189	1,519,666
Restricted cash	198,069	104,833
Allowance for doubtful accounts	12,914,616		$ 7,212,644	$ 3,683,842
Rental income	211,000	213,000
Recognized revenue	$ 120,000	$ 39,000
Number of reportable segments | Number	2